UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                     Date of reporting period: June 30, 2005
                     --------------------------------------

Item 1 -- Schedule of Investments.

THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

The Fund invests all of its investable assets in The Boston Company International Core Equity Portfolio (the "International Core Equity Portfolio"). The International Core Equity Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 24, 2005 (CIK No.: 1012705; 1940 Act SEC File
No.: 811-07603).

THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

The Fund invests all of its investable assets in The Boston Company International Small Cap Portfolio (the "International Small Cap Portfolio"). The International Small Cap Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 24, 2005 (CIK No.: 1012705; 1940 Act SEC File No.:
811-07603).

THE BOSTON COMPANY LARGE CAP CORE FUND

The Fund invests all of its investable assets in The Boston Company Large Cap Core Portfolio (the "Large Cap Core Portfolio"). The Large Cap Core Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 24, 2005 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

THE BOSTON COMPANY SMALL CAP GROWTH FUND

The Fund invests all of its investable assets in The Boston Company Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"). The Small Cap Growth Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 24, 2005 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

THE BOSTON COMPANY SMALL CAP VALUE FUND

The Fund invests all of its investable assets in The Boston Company Small Cap Value Portfolio (the "Small Cap Value Portfolio"). The Small Cap Value Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 24, 2005 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

        Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund
               Schedule of Investments - June 30, 2005 (Unaudited)

Security Description                                                    Rate      Maturity         Par Value        Value Note(1A)
------------------------------------------------------------------------------------------------------------------------------------
BONDS - 96.6%
General Obligations - 27.5%
Commonwealth of Massachusetts NCL                                       5.500     12/1/2011        2,250,000         $    2,529,383
Commonwealth of Massachusetts NCL                                       6.000     11/1/2011        1,350,000              1,554,647
Mass Bay Transportation Authority FGIC                                  7.000     3/1/2011         1,000,000              1,189,330
Mass Bay Transportation Authority FGIC                                  7.000     3/1/2011         1,055,000              1,257,739
Mass College Building Authority                                         7.500     5/1/2007           450,000                487,152
Mass College Building Authority                                         7.500     5/1/2008           250,000                279,895
Massachusetts State NCL                                                 5.500     10/1/2016          500,000                580,595
Puerto Rico Commonwealth Fuel Sales Tax Revenue (a)                     5.000     7/1/2018           750,000                784,448
Puerto Rico Commonwealth NCL                                            6.500     7/1/2013           500,000                597,180
Puerto Rico Public Building Authority Revenue                           5.000     7/1/2028           250,000                269,050
Puerto Rico Public Financial Corp. LOC: Government Development
Bank for Puerto Rico                                                    5.750     8/1/2027           250,000                277,793
University of Mass Building Authority State Guarantee                   6.625     5/1/2007           500,000                533,855
                                                                                                                     --------------
                                                                                                                         10,341,067
                                                                                                                     --------------
Government Backed - 9.9%
Commonwealth of Massachusetts - Series C                                5.250     8/1/2009           835,000                902,159
Commonwealth of Massachusetts NCL - Series B                            6.500     8/1/2008           550,000                604,208
Commonwealth of Massachusetts Prerefunded                               5.625     6/1/2018           500,000                559,170
Commonwealth of Massachusetts Prerefunded                               6.000     6/1/2014           565,000                635,964
Mass DFA Massachusetts College of Pharmacy                              5.750     7/1/2006           280,000                285,642
Mass HEFA Dana Farber Cancer Institute                                  6.500     12/1/2006          250,000                258,923
Mass Revenue Rail Connections, Inc. (b)                                 0.000     7/1/2022           500,000                194,800
Massachusetts State Water Pollution Abatement Trust Prerefunded         5.250     8/1/2013           245,000                272,937
                                                                                                                     --------------
                                                                                                                          3,713,803
                                                                                                                     --------------
Industrial Development - 3.3%
Boston MA Industrial Development Financing Authority AMT                7.375     5/15/2015          690,000                693,367
Mass DFA Waste Management Resource Recovery AMT                         6.900     12/1/2029          500,000                556,515
                                                                                                                     --------------
                                                                                                                          1,249,882
                                                                                                                     --------------
Insured Bonds - 15.4%
Commonwealth of Massachusetts MBIA NCL                                  5.500     11/1/2012          685,000                778,914
Mass Bay Transportation Authority FGIC                                  7.000     3/1/2014           900,000              1,104,192
Mass DFA May Institute Asset Guaranty                                   5.500     9/1/2005           175,000                175,718
Mass HEFA Mass Eye and Ear ACA                                          5.000     7/1/2005           500,000                500,000
Mass Port Authority MBIA NCL AMT                                        5.750     7/1/2007           500,000                524,640
Mass Special Obligation NCL                                             5.000    12/15/2013          500,000                550,940
Mass Special Obligation Revenue Refunding Notes NCL                     5.000    12/15/2011          500,000                545,315
Puerto Rico Commonwealth Highway & Transportation Authority MBIA        5.500     7/1/2013           640,000                738,624
Puerto Rico Electric Power Authority Revenue (c)                        5.500     7/1/2016           250,000                292,290
State of Massachusetts                                                  5.250     8/1/2020           500,000                578,215
                                                                                                                     --------------
                                                                                                                          5,788,848
                                                                                                                     --------------
Lease Revenue - 2.0%
Puerto Rico Housing Bank Appropriation                                  5.125     12/1/2005          750,000                756,090

LOC - 1.5%
Boston MA Industrial Development Financing Authority Loc: Bank
of New York AMT                                                         5.875     4/1/2030           430,000                437,860
Mass IFA Amesbury LOC: Citizens Bank AMT                                5.910     9/1/2005           140,000                140,441
                                                                                                                     --------------
                                                                                                                            578,301
                                                                                                                     --------------

Revenue Bonds - 25.0%
Mass DFA Biomedical Research                                            6.000     8/1/2011           550,000                605,033
Mass DFA Deerfield Academy                                              5.000     10/1/2013          400,000                442,048
Mass DFA Hampshire College                                              5.150     10/1/2014          450,000                472,221
Mass DFA Massachusetts College of Pharmacy and Allied Health
Sciences NCL                                                            5.000     7/1/2009           425,000                443,058
Mass DFA Williston School                                               6.000     10/1/2013          380,000                409,682
Mass HEFA Baystate Medical Center NCL                                   5.000     7/1/2010           250,000                264,323
Mass HEFA Caritas Christi NCL                                           5.500     7/1/2005           500,000                500,000
Mass HEFA Milford Hospital NCL                                          5.250     7/15/2007          600,000                612,804
Mass HEFA No. Adams Regional Hospital                                   6.750     7/1/2009           100,000                103,833
Mass HEFA Tufts University NCL                                          5.500     8/15/2015        1,050,000              1,220,657
Mass IFA Wentworth Institute                                            5.050     10/1/2005          290,000                291,201
Mass Port Authority                                                     6.000     7/1/2011         1,000,000              1,131,090
Mass Port Authority                                                     5.750     7/1/2012         1,010,000              1,148,421
Mass Water Resource Authority NCL                                       6.500     7/15/2009        1,000,000              1,130,140
Massachusetts State Water Pollution Abatement Trust                     5.250     8/1/2013             5,000                  5,564
Puerto Rico Industrial Tour Ed Anamendez University                     5.000     2/1/2006           650,000                655,727
                                                                                                                     --------------
                                                                                                                          9,435,802
                                                                                                                     --------------
Special Revenues - 12.0%
Foxborough MA Stadium                                                   5.750     6/1/2011         1,050,000              1,178,531
Mass Bay Transportation Authority Sales Tax Revenue                     5.250     7/1/2010           250,000                274,533
Mass Bay Transportation Authority Sales Tax Revenue                     5.250     7/1/2021           750,000                870,570
Mass Special Obligation NCL                                             5.500     6/1/2013         1,000,000              1,145,170
Virgin Islands Public Finance Authority                                 5.625     10/1/2010        1,000,000              1,061,934
                                                                                                                     --------------
                                                                                                                          4,530,738
                                                                                                                     --------------
TOTAL BONDS (COST $34,863,165)                                                                                           36,394,531
                                                                                                                     --------------
SHORT-TERM INVESTMENTS - 4.5%
Short-Term Bonds - 4.3%
Mass DFA Boston University (a)                                           2.250      10/1/2042        100,000                100,000
Mass DFA Boston University (a)                                           2.250      10/1/2042        900,000                900,000
University NC Hospital Chapel Hill Revenue (a)                           2.260      2/15/2031        600,000                600,000
                                                                                                                     --------------
Total (Cost $1,600,000)                                                                                                   1,600,000

Investment Companies - 0.2%                                                                          Shares
                                                                                                     ------
Federated Massachusetts Municipal Cash Trust Fund
(Cost $82,207)                                                                                        82,207                 82,207
                                                                                                                     --------------
Total Short Term Investments (Cost $1,682,207)                                                                            1,682,207
                                                                                                                     --------------

TOTAL INVESTMENTS - 101.1% (Cost $36,545,372)                                                                            38,076,738

Liabilities in Excess of Other Assets - (1.1%)                                                                             (406,458)
                                                                                                                     --------------
NET ASSETS-100%                                                                                                      $   37,670,280
                                                                                                                     ==============

Notes to Schedule of Investments:
ACA - American Capital Access Holdings, Inc.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
DFA - Development Finance Agency
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IFA - Industrial Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL - Non-callable
(a) Variable Rate Security; rate indicated is as of 6/30/05. Variable rate securities that reset monthly or more frequently are considered short-term securities for reporting purposes.
(b) Zero coupon security.
(C) Delayed delivery security.

          Standish Mellon Intermediate Tax Exempt Bond Fund
        Schedule of Investments - June 30th, 2005 (Unaudited)

Security                                                                      Rate        Maturity       Par Value   Value Note(1A)
BONDS - 98.9%
Asset Backed - 1.5%
Northern TOB Securitization Corp. Alaska                                     4.750        6/1/2015         665,000    $     674,077
Tobacco Settlement Authority Washington                                      6.500        6/1/2026         980,000        1,070,376
                                                                                                                      -------------
                                                                                                                          1,744,453
                                                                                                                      -------------

General Obligations - 24.7%
ABAG CA Odd Fellows Homes                                                    5.700        8/15/2014      1,000,000        1,067,300
California State                                                             5.000        10/1/2011        230,000          252,243
California State                                                             5.000        10/1/2011         70,000           75,571
California State NCL                                                         5.000        2/1/2009       1,000,000        1,064,060
California State NCL                                                         6.600        2/1/2009       1,000,000        1,114,160
California State NCL                                                         5.750        11/1/2011        300,000          341,052
Commonwealth of Massachusetts NCL                                            6.000        11/1/2010      1,350,000        1,533,479
Commonwealth of Massachusetts NCL                                            5.250        8/1/2014       2,000,000        2,258,320
Goose Creek TX Independent School District                                   7.000        8/15/2009        370,000          425,245
Lake County IL First Preserve District (a)                                   0.000        12/1/2007      1,250,000        1,159,838
New York NY NCL                                                              5.000        6/1/2011       1,000,000        1,081,550
New York NY NCL                                                              5.000        8/1/2011         770,000          834,395
New York NY NCL                                                              5.000        8/1/2011       1,700,000        1,842,171
New York NY NCL                                                              5.000        8/1/2013       1,500,000        1,638,210
Northeast TX Independent School District NCL                                 7.000        2/1/2009       1,000,000        1,131,880
Northeast TX Independent School District NCL                                 6.780        8/1/2010       3,000,000        3,255,180
Puerto Rico Commonwealth Fuel Sales Tax Revenue (b)                          5.000        7/1/2018       3,000,000        3,137,790
Puerto Rico Public Building Authority Revenue                                5.000        7/1/2028       1,000,000        1,076,200
Puerto Rico Public Financial Corp. LOC: Government
Development Bank for Puerto Rico                                             5.750        8/1/2027       2,250,000        2,500,133
Texas United Independent School District NCL                                 5.000        8/15/2012      2,000,000        2,200,500
                                                                                                                      -------------
                                                                                                                         27,989,277
                                                                                                                      -------------
Government Backed - 1.2%
Alpine UT School District                                                    5.000        3/15/2011         25,000           26,659
District of Columbia Prerefunded MBIA NCL                                    5.750        6/1/2010          10,000           11,240
Long Beach CA Aquarium of the Pacific Revenue                                5.750        7/1/2005          70,000           70,000
Met Govt Nashville & Davidson TN Industrial Development Board                7.500       11/15/2010      1,000,000        1,193,990
Revenue Prerefunded
Palm Beach County FL Solid Waste AMBAC                                       6.000        10/1/2009         60,000           67,158
Texas Municipal Power Agency MBIA (a)                                        0.000        9/1/2016          10,000            6,422
                                                                                                                      -------------
                                                                                                                          1,375,469
                                                                                                                      -------------
Housing Revenue - 5.1%
California HSG SFM                                                           5.050        2/1/2017         105,000          104,933
Colorado HFA Single Family Project AMT (b)                                   6.800        2/1/2031       2,055,000        2,137,796
Colorado HFA Single Family Project AMT (b)                                   6.600        8/1/2032       1,695,000        1,774,157
Florida Housing Finance Corp. FSA                                            5.750        1/1/2017          70,000           70,740
Hawaii Housing Finance and Development SFM FNMA                              7.000        7/1/2031         460,000          460,658
Nebraska Investment Finance Authority SFM FHA VA AMT                         6.700        9/1/2026          90,000           91,372
Ohio HFA Mortgage Revenue AMT GNMA                                           5.350        9/1/2018         600,000          619,068
Pennsylvania HFA SFM                                                         5.350        10/1/2008         45,000           45,329
Rhode Island Housing & Mortgage Finance Corp.                                4.950        10/1/2016        150,000          152,111
Utah HFA SFM                                                                 5.400        7/1/2020         310,000          318,054
                                                                                                                      -------------
                                                                                                                          5,774,218
                                                                                                                      -------------
Industrial Development - 2.6%
Connecticut Gaming Authority Mohegan Tribe                                   5.375        1/1/2011       1,000,000        1,059,060
Gloucester NJ Resource Recovery                                              6.850        12/1/2029        500,000          558,725
Hendersonville TN Kroger                                                     5.950       12/15/2008        220,000          227,742
Mass DFA Waste Management Resource Recovery AMT                              6.900        12/1/2029        500,000          556,515
Michigan State Strategic Funding AMT NCL (b)                                 3.750        8/1/2027         500,000          503,660
                                                                                                                      -------------
                                                                                                                          2,905,702
                                                                                                                      -------------
Insured Bonds - 29.1%
California State                                                             6.000        4/1/2016       1,000,000        1,205,150
Charleston SC COP MBIA                                                       6.000        12/1/2008      1,000,000        1,100,070
Cleveland Ohio Waterworks Revenue MBIA                                       5.500        1/1/2013       1,500,000        1,666,245
Cook County IL High School FGIC NCL                                          7.875        12/1/2014        750,000        1,003,088
Cook County IL School District FSA NCL                                       6.750        5/1/2010       1,750,000        2,029,563
Corpus Christi TX Business & Job Development Corp. Sales Tax Revenue         5.000        9/1/2011       1,215,000        1,334,082
AMBAC NCL
District of Columbia FSA NCL                                                 5.500        6/1/2011       1,500,000        1,675,635
District of Columbia MBIA NCL                                                5.750        6/1/2010          15,000           16,751
Douglas County CO School District MBIA                                       7.000       12/15/2012        625,000          773,675
Fairfax County VA EDA Residential Recovery AMT                               6.100        2/1/2011       1,000,000        1,131,580
Farmington New Mexico Pollution Control Revenue FGIC                         3.550        4/1/2029       2,000,000        2,018,180
Georgia Municipal Electric Authority (b)                                     5.000        1/1/2026       1,000,000        1,059,940
Georgia Municipal Electric Authority Power FGIC NCL                          6.250        1/1/2012       1,150,000        1,342,970
Goose Creek TX Independent School District PSF                               7.000        8/15/2009        230,000          265,977
Harris County Texas Health Facility Development Corp. MBIA                   6.000        6/1/2013       1,000,000        1,166,000
Harris County TX Toll Revenue FGIC NCL                                       6.000        8/1/2012       1,000,000        1,162,140
Intermountain Power Agency UT NCL                                            6.500        7/1/2010       1,000,000        1,156,450
Jefferson County OH Asset Guaranty                                           6.625        12/1/2005         50,000           50,807
King County Washington School District No. 414 Lake Washington FSA           5.000        6/1/2011       1,000,000        1,094,400
Massachusetts State NCL                                                      5.500        12/1/2017      1,000,000        1,175,530
Nassau County NY FGIC                                                        6.000        7/1/2010          25,000           28,313
New Jersey Health Care Facilities Financing Authority Revenue AMBAC          4.800        8/1/2021         810,000          832,721
New Jersey Transportation Corp. COP AMBC NCL                                 5.500        9/15/2007      1,000,000        1,055,430
New York Dormitory Authority Presbyterian Hospital AMBAC                     4.400        8/1/2013          75,000           76,112
New York Dormitory Authority Revenues Mental Health Services                 5.000        2/15/2012      1,000,000        1,095,190
Facility FGIC NCL
New York Dormitory Authority State University Educational Facilities         6.000        5/15/2015      1,000,000        1,134,550
MBIA
New York Dormitory Authority State University Educational Facilities         5.250        5/15/2015      2,000,000        2,255,820
MBIA IBC
Orange County CA COP MBIA                                                    5.800        7/1/2016         400,000          419,656
Pasco County FL Solid Waste AMBAC AMT NCL                                    6.000        4/1/2010       1,000,000        1,110,020
Seattle WA Water System Revenue MBIA NCL                                     5.000        9/1/2014       1,670,000        1,861,883
Stafford TX Economic Development FGIC                                        6.000        9/1/2015         525,000          628,367
                                                                                                                      -------------
                                                                                                                         32,926,295
                                                                                                                      -------------

Lease Revenue - 7.8%
Golden State Tobacco Securitization Corp.                                    5.250         6/1/2016        1,000,000      1,002,050
Golden State Tobacco Securitization Corp.                                    5.000         6/1/2021        1,370,000      1,385,385
New Jersey Economic Development Authority Revenue School Facilities          5.000         9/1/2012        1,000,000      1,088,860
Construction NCL
New York Dormitory Authority Revenue                                         5.250        11/15/2023       3,000,000      3,298,320
New York Urban Development Corp. Correctional and Youth Facilities           5.250         1/1/2021          500,000        533,555
Service
Tobacco Settlement Funding Corp. NJ                                          5.000         6/1/2010          500,000        527,110
Tobacco Settlement Funding Corp. NY                                          5.250         6/1/2013        1,000,000      1,056,650
                                                                                                                      -------------
                                                                                                                          8,891,930
                                                                                                                      -------------
Revenue Bonds - 22.6%
Arizona State Transit Highway Revenue NCL                                    5.000         7/1/2014        1,500,000      1,678,320
Broward County FL Resource Recovery                                          5.000         12/1/2007       1,000,000      1,045,060
California State Department of Water Resources Power Supply NCL              5.500         5/1/2010          250,000        274,193
California Statewide Communities DFA - Kaiser Permanente                     2.300         4/1/2033        1,250,000      1,236,338
Camden NJ Cooper Hospitals NCL                                               5.600         2/15/2007         175,000        177,809
Illinois DFA Depaul University NCL                                           5.500         10/1/2011       1,000,000      1,101,120
Illinois Financial Authority Student Housing Revenue NCL                     5.000         6/1/2012        1,160,000      1,225,030
Illinois HEFA Condell Medical Center                                         6.000         5/15/2010         425,000        454,810
Illinois HEFA Northwestern University                                        5.050         11/1/2032         725,000        782,732
Indiana Health Facility Financing Authority Revenue                          5.000         11/1/2011         500,000        543,350
Jicarilla NM Apache Nation Revenue                                           5.000         9/1/2013          500,000        536,978
Lubbock TX Health Facilities Development St. Joseph Healthcare System        5.000         7/1/2008        2,000,000      2,104,660
Mass DFA Williston School                                                    6.000         10/1/2013         225,000        242,575
Mass HEFA Lahey Clinic Medical Center NCL                                    5.000         8/15/2014       1,000,000      1,108,680
Mass HEFA Partners NCL                                                       5.000         7/1/2012        1,250,000      1,361,263
Mesa AZ Utility System Revenue NCL                                           6.000         7/1/2020        1,250,000      1,552,238
Metropolitan Washington DC Apartment Authority System AMT MBIA               5.000         10/1/2012       1,000,000      1,080,490
Michigan State Hospital Finance Authority                                    5.250        11/15/2010       1,000,000      1,084,780
New Hampshire HEFA Monadnock Hospital                                        5.250         10/1/2007         280,000        286,104
New Mexico State Hospital Equipment Loan Revenue Presbyterian                5.750         8/1/2012        1,000,000      1,117,930
Healthcare Services
New York Medical Center St. Luke's FHA                                       5.600         8/15/2013         215,000        219,190
Oregon State Department Transit Highway Usertax Revenue NCL                  5.000        11/15/2013       1,000,000      1,116,290
Puerto Rico Electric Power Authority Revenue (c)                             5.500         7/1/2016          500,000        584,580
Scranton PA Allied Rehabilitation                                            7.125         7/15/2005         245,000        245,051
South Carolina Transit Infrastructure Bank Revenue AMBAC NCL                 5.250         10/1/2015       1,000,000      1,148,490
Tennessee Housing Development Agency Homeownership Project AMT NCL           5.750         7/1/2007          840,000        874,314
Texas Municipal Power Agency MBIA (a)                                        0.000         9/1/2016        1,990,000      1,247,690
University Mass Building Authority Revenue AMBAC                             5.000         11/1/2013       1,000,000      1,111,110
Wisconsin State Transportation                                               5.500         7/1/2010           15,000         16,586
                                                                                                                      -------------
                                                                                                                         25,557,761
                                                                                                                      -------------
Special Revenues - 4.3%
California State Economic Recovery                                           5.250         7/1/2012        1,500,000      1,676,205
California State Economic Recovery                                           3.500         7/1/2023        1,000,000      1,018,770
California State Economic Recovery NCL                                       5.250         7/1/2014        1,000,000      1,129,810
San Manuel Entertainment Series 2004-C                                       4.500         12/1/2016       1,000,000      1,006,570
                                                                                                                      -------------
                                                                                                                          4,831,355
                                                                                                                      -------------
TOTAL BONDS (Cost $109,705,060)                                                                                         111,996,460
                                                                                                                      -------------
SHORT-TERM INVESTMENTS - 1.7%
Short-Term Bonds - 1.6%
Illinois DFA Revenue (b)                                                     2.300        9/1/2032         1,500,000      1,500,000
Missouri Development Financial Board Cultural Facilities Revenue  (b)        2.290        12/1/2031          300,000        300,000
                                                                                                                      -------------
Total (Cost $1,800,000)                                                                                                   1,800,000
                                                                                                                      -------------
Investment Companies - 0.1%                                                                                 Shares
                                                                                                           ---------
Wells Fargo National Tax-Free Money Market Fund (Cost $71,962)                                               71,962         71,962
                                                                                                                      -------------
Total Short Term Investments (Cost $ 1,871,962)                                                                           1,871,962
                                                                                                                      -------------

TOTAL INVESTMENTS - 100.6% (Cost $111,577,022)                                                                          113,868,422
                                                                                                                      -------------
Liabilities in Excess of Other Assets  - (0.6%)                                                                            (671,947)
                                                                                                                      -------------
NET ASSETS - 100.0%                                                                                                   $ 113,196,475
                                                                                                                      =============

Notes to Schedule of Investments:
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certification of Participation
DFA - Development Finance Authority
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IBC  - Insured Bond Certificate
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL - Non-callable
PSF - Permanent School Fund
SFM - Single Family Mortgage
VA - Veterans Administration

(a) Zero coupon security.
(b) Variable Rate Security; rate indicated is as of 6/30/2005. Variable rate securities that reset monthly or more frequently are considered short-term securities for reporting purposes.
(c) Delayed delivery security.


At June 30th, 2005, the Fund held the following open swap agreement:

Description                                                             Notional            Expiration           Value
                                                                         Amount                Date
----------------------------------------------------------------------------------------------------------------------------
Agreement With JPMorganChase dated                                     2,970,000 USD         8/19/2015         $   (39,049)
3/18/05 to pay the notional amount                                                                             ===========
multiplied by fixed rate of 3.60% and receive
the notional amount multiplied by quarterly
average of the weekly floating TBMA-Muni
Swap Index.

              The Boston Company Small Capitalization Equity Fund
               Schedule of Investments - June 30, 2005 (Unaudited)

Security Description                                                                                 Shares          Value(Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 102.1%
EQUITIES - 94.6%
Materials - 0.5%
Cleveland-Cliffs, Inc.                                                                                   1,500          $    86,640
                                                                                                                        ------------
Consumer Discretionary - 18.7%
Educate, Inc.*                                                                                          11,300              159,895
Laureate Education, Inc.*                                                                                4,300              205,798
Blue Nile, Inc.* (a)                                                                                     3,800              124,222
Fred's, Inc.                                                                                            11,850              196,473
Volcom, Inc.*                                                                                              500               13,385
Outdoor Channel Holdings, Inc.*                                                                          1,400               19,264
Dick's Sporting Goods, Inc.*                                                                             4,000              154,360
DreamWorks Animation SKG *                                                                               1,900               49,780
Papa John's International, Inc.*                                                                         3,590              143,492
Thor Industries, Inc.                                                                                    2,870               90,204
Applebee's International, Inc.                                                                           6,600              174,834
Emmis Communications Corp.(a)                                                                           10,600              187,302
Hot Topic, Inc.*                                                                                         6,600              126,192
Imax Corp.*(a)                                                                                          13,700              136,178
Jarden Corp.*                                                                                            3,710              200,043
Jos A Bank Clothiers, Inc.*(a)                                                                           3,510              151,983
Lions Gate Entertainment Corp.*                                                                         30,100              308,826
Marvel Enterprises, Inc.*                                                                                9,100              179,452
Playboy Enterprises, Inc., Class B*                                                                     12,300              159,162
Rare Hospitality International, Inc.*                                                                    4,410              134,373
Speedway Motorsports, Inc.                                                                               3,860              141,122
The Sportsman's Guide, Inc.*                                                                            10,300              193,125
Tractor Supply Co.*                                                                                      2,180              107,038
Wabtec Corp.                                                                                             5,920              127,162
                                                                                                                        ------------
                                                                                                                          3,483,665
                                                                                                                        ------------
Consumer Staples - 5.3%
Herbalife Ltd.                                                                                          10,100              218,261
Nu Skin Enterprises, Inc.                                                                                6,100              142,130
J & J Snack Food Corp.                                                                                   2,050              107,318
Peet's Coffee & Tea, Inc.*                                                                               4,300              142,072
Performance Food Group Co.*                                                                              8,190              247,420
Playtex Products, Inc.*                                                                                 12,800              137,728
                                                                                                                        ------------
                                                                                                                            994,929
                                                                                                                        ------------
Energy - 8.5%
Brigham Exploration Co.*                                                                                20,700              188,991
Consol Energy, Inc.                                                                                      4,650              249,147
Double Eagle Petroleum Co.*                                                                              5,200               89,752
Dril-Quip, Inc.*                                                                                         5,370              155,784
FMC Technologies, Inc.*                                                                                  5,900              188,623
Global Industries Ltd.*                                                                                 11,600               98,600
Oil States International, Inc.*                                                                         10,580              266,299
Penn Virginia Corp.                                                                                      4,140              184,934
Tidewater, Inc.                                                                                          4,000              152,480
                                                                                                                        ------------
                                                                                                                          1,574,610
                                                                                                                        ------------

Financial - 7.5%
Crescent Real Estate Equities Co. REIT                                                                  15,200              285,000
Affiliated Managers Group*                                                                               1,550              105,912
Amergy Bancorp, Inc.                                                                                     5,200              116,376
Cathay General Bancorp                                                                                   2,200               74,162
Center Financial Corp.                                                                                   4,419              109,724
Cullen/Frost Bankers, Inc.                                                                               2,400              114,360
First Community Bancorp, Inc., Class A                                                                   2,100               99,750
First Midwest Bancorp, Inc.                                                                              4,550              160,024
Mercantile Bank Corp.                                                                                    3,805              167,306
MetroCorp Bancshares, Inc.(a)                                                                            2,900               61,335
Preferred Bank, Los Angeles                                                                                210                8,337
Triad Guaranty, Inc.*                                                                                    1,000               50,390
Vineyard National Bancorp Co.(a)                                                                         1,700               53,652
                                                                                                                        ------------
                                                                                                                          1,406,328
                                                                                                                        ------------
Health Care - 20.5%
Vnus Medical Technologies*                                                                               8,200               98,646
PerkinElmer, Inc.                                                                                        9,400              177,660
Human Genome Sciences, Inc.*                                                                             5,100               59,058
Incyte Corp.*                                                                                           10,000               71,500
InterMune, Inc.*                                                                                         4,400               57,376
Medarex, Inc.*                                                                                           7,100               59,143
Myriad Genetics, Inc.*                                                                                   3,000               46,950
Vertex Pharmaceuticals, Inc.*                                                                            3,600               60,624
ZymoGenetics, Inc.*                                                                                      3,900               68,640
Align Technology, Inc.*                                                                                 12,200               89,914
Animas Corp.*                                                                                            7,900              159,185
Applera Corp.-Celera Genomics Group*                                                                     6,400               70,208
Array BioPharma, Inc.*                                                                                  10,600               66,780
Charles River Laboratories*                                                                              1,956               94,377
Conceptus, Inc.*                                                                                         7,900               44,635
Cooper Cos, Inc.                                                                                         1,350               82,161
Covance, Inc.*                                                                                           5,800              260,246
Coventry Health Care, Inc.*                                                                              1,200               84,900
Fisher Scientific International (a)                                                                      5,700              369,930
Immunogen, Inc.*                                                                                        10,900               63,111
IRIS International, Inc.*                                                                                3,100               55,180
Lifepoint Hospitals, Inc.*                                                                               2,700              136,404
Matria Healthcare, Inc.*                                                                                10,350              333,581
Medicines Co.*                                                                                           3,400               79,526
Natus Medical, Inc.*                                                                                     7,000               78,750
Neurocrine Biosciences, Inc.*                                                                            1,200               50,472
Protein Design Labs, Inc.*                                                                               5,800              117,218
PSS World Medical, Inc.*                                                                                15,800              196,710
Respironics, Inc.*                                                                                       7,600              274,436
Sybron Dental Specialties, Inc.*                                                                         3,000              112,860
Triad Hospitals*                                                                                         2,200              120,208
VCA Antech, Inc.*                                                                                        7,300              177,025
                                                                                                                        ------------
                                                                                                                          3,817,414
                                                                                                                        ------------
Industrials - 12.6%
FTI Consulting Inc.*                                                                                     6,500              135,850
Bucyrus International, Inc., Class A                                                                     3,600              136,728
First Consulting Group, Inc.*                                                                           17,500               89,758
Huron Consulting Group, Inc.*                                                                            7,400              174,270
Interline Brands, Inc.*                                                                                  7,220              142,956
Jack Henry & Associates, Inc.                                                                            4,900               89,719
Kennametal, Inc.                                                                                         3,320              152,222
Landstar System*                                                                                         2,700               81,324
LECG Corp.*                                                                                             10,800              229,608
MSC Industrial Direct Co., Inc.                                                                          5,610              189,338
Multi-Color Corp.                                                                                        8,100              211,005
Navigant Consulting, Inc.*                                                                               4,800               84,768
Pacer International, Inc.*                                                                               5,500              119,845
Stericycle, Inc.*                                                                                        2,600              130,832
UTI Worldwide, Inc.                                                                                      1,340               93,291
Waste Connections*(a)                                                                                    7,550              281,540
                                                                                                                        ------------
                                                                                                                          2,343,054
                                                                                                                        ------------

Technology - 18.5%
Jamdat Mobile, Inc.*                                                                                     3,100               85,808
Akamai Technologies, Inc.*                                                                              13,000              170,690
Anteon International Corp.*                                                                              4,000              182,480
Cymer, Inc.*                                                                                             5,300              139,655
Cypress Semiconductor Corp.*                                                                            14,500              182,555
Eclipsys Corp.*                                                                                          4,100               57,687
Exar Corp.*                                                                                             10,300              153,367
Filenet Corp.*                                                                                           3,600               90,504
Infocrossing, Inc.*(a)                                                                                   8,300              103,501
Informatica Corp*                                                                                       16,100              135,079
InfoSpace, Inc.*                                                                                         4,900              161,357
Ingram Micro Inc., Class A*                                                                             10,100              158,166
Internet Security Systems*                                                                               8,100              164,349
Lam Research Corp.*                                                                                      3,500              101,290
ManTech International Corp., Class A*                                                                    4,650              144,336
Mcafee, Inc.*                                                                                            5,500              143,990
Online Resources Corp.*                                                                                 12,000              135,720
Packeteer, Inc.*                                                                                         7,900              111,390
Progress Software Corp.*                                                                                 8,200              247,230
SafeNet, Inc.*                                                                                           2,900               98,774
Secure Computing Corp.*                                                                                  9,500              103,360
SS&C Technologies, Inc.                                                                                  5,900              186,912
Varian Semiconductor Equipment Associates, Inc.*                                                         3,800              140,600
Verisign, Inc.*                                                                                          6,700              192,692
WebEx Communications, Inc.*                                                                              2,100               55,461
                                                                                                                        -----------
                                                                                                                          3,446,953
                                                                                                                        -----------
Utilities - 2.5%
AGL Resources, Inc.                                                                                      6,500              251,225
Otter Tail Corp.                                                                                         7,600              207,703
                                                                                                                        -----------
                                                                                                                            458,928
                                                                                                                        -----------
TOTAL EQUITIES (Cost $ 14,913,538)                                                                                       17,612,521
                                                                                                                        -----------

SHORT-TERM INVESTMENTS - 0.1%                                     Rate          Maturity         Par Value
                                                             ------------------------------------------------
U.S. Government - 0.1%
U.S. Treasury Bill+ (Cost $14,908)                                               9/15/2005             15,000               14,905
                                                                                                                        -----------

INVESTMENT OF CASH COLLATERAL - 7.4%                                                               Shares
                                                                                                -------------
BlackRock Cash Strategies L.L.C.++ (Cost $1,371,880)                                                 1,371,880            1,371,880
                                                                                                                        -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $16,300,326)                                                                        18,999,306
                                                                                                                        -----------
AFFILIATED INVESTMENTS - 4.7%
Dreyfus Institutional Preferred Plus Money Market+++                                                   878,512              878,512
(Cost $878,512)                                                                                                         -----------
TOTAL INVESTMENTS - 106.8% (Cost $17,178,843)                                                                            19,877,818
                                                                                                                        -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.8%)                                                                           (1,266,823)
                                                                                                                        -----------
NET ASSETS-100%                                                                                                         $18,610,995
                                                                                                                        ===========

Notes to Schedule of Investments:
ADR-American Depository Receipt
(a) Security, or a portion of thereof, was on loan at 6/30/05.
* Non-income producing security
+ Denotes all or part of security segregated as collateral.
++ Money market fund exempt from registration under the Investment Company Act of 1940 offered only to eligible investors.
+++ Affiliated institutional money market fund.

At June 30, 2005, the Fund held the following outstanding futures contracts:

Contract                                                  Position     Expiration      Underlying     Unrealized Gain
                                                                          Date        Face Amount
                                                                                        at Value
-----------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (1 Contract)                             Long       9/15/2005          $ 321,550        $     6,671
                                                                                          =============================

   The Boston Company Small Cap Tax-Sensitive Equity Fund

    Schedule of Investments - June 30, 2005 (Unaudited)

Security Description                                                                            Shares           Value (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 104.0%
EQUITIES - 91.8%
Materials - 1.4%
Airgas, Inc.                                                                                      54,040          $    1,333,167
Cleveland-Cliffs, Inc.                                                                            11,500                 664,240
                                                                                                                  --------------
                                                                                                                       1,997,407
                                                                                                                  --------------

Consumer Discretionary - 17.6%
Volcom, Inc.*                                                                                      4,100                 109,757
Laureate Education, Inc.*                                                                         30,400               1,454,944
Educate, Inc.*                                                                                    81,500               1,153,225
Education Management Corp.*                                                                       31,300               1,055,749
Fred's, Inc.                                                                                      91,920               1,524,034
Blue Nile, Inc. (a)*                                                                              29,500                 964,355
Papa John's International, Inc.*                                                                  26,410               1,055,608
Thor Industries, Inc.                                                                             22,340                 702,146
DreamWorks Animation SKG *                                                                        14,900                 390,380
Dick's Sporting Goods, Inc. (a)*                                                                  29,400               1,134,546
Outdoor Channel Holdings, Inc. *                                                                  10,600                 145,856
Applebee's International, Inc.                                                                    51,300               1,358,937
Emmis Communications Corp. (a)*                                                                   79,500               1,404,765
Hot Topic, Inc. (a)*                                                                              51,180                 978,562
Imax Corp. (a)*                                                                                   69,700                 692,818
Jarden Corp.*                                                                                     29,000               1,563,680
Jos A Bank Clothiers, Inc. (a)*                                                                   27,040               1,170,832
Lions Gate Entertainment Corp. (a)*                                                              223,800               2,296,188
Marvel Enterprises, Inc.*                                                                         70,600               1,392,232
Playboy Enterprises, Inc., Class B*                                                               89,300               1,155,542
Rare Hospitality International, Inc.*                                                             34,270               1,044,207
Speedway Motorsports, Inc.                                                                        29,990               1,096,434
Tractor Supply Co.*                                                                               16,400                 805,240
Wabtec Corp.                                                                                      45,450                 976,266
                                                                                                                  --------------
                                                                                                                      25,626,303
                                                                                                                  --------------

Consumer Staple - 5.1%
Herbalife Ltd.                                                                                    68,500               1,480,285
Nu Skin Enterprises, Inc.                                                                         46,500               1,083,450
J & J Snack Food Corp.                                                                            14,750                 772,163
Peet's Coffee & Tea, Inc.*                                                                        33,340               1,101,554
Performance Food Group Co.*                                                                       62,700               1,894,167
Playtex Products, Inc.*                                                                           99,200               1,067,392
                                                                                                                  --------------
                                                                                                                       7,399,011
                                                                                                                  --------------

Energy - 8.4%
Consol Energy, Inc.                                                                               44,290               2,373,058
Arch Coal, Inc. (a)                                                                               13,340                 726,630
Cooper Cameron Corp.*                                                                             19,850               1,231,693
Dril-Quip, Inc.*                                                                                  39,720               1,152,277
FMC Technologies, Inc.*                                                                           46,240               1,478,293
Global Industries, Ltd.*                                                                          86,100                 731,850
Oil States International, Inc.*                                                                   83,310               2,096,913
Penn Virginia Corp.                                                                               32,140               1,435,694
Tidewater, Inc.                                                                                   27,900               1,063,548
                                                                                                                  --------------
                                                                                                                      12,289,956
                                                                                                                  --------------

Financial - 7.8%
Crescent Real Estate Equities Co. REIT                                                           111,500               2,090,625
Affiliated Managers Group (a)*                                                                    12,950                 884,874
Amergy Bancorp, Inc.                                                                              38,200                 854,916
CVB Financial Corp.                                                                                    1                      27
Cathay General Bancorp                                                                            16,900                 569,699
Center Financial Corp.                                                                            32,860                 815,914
City National Corp., Class A                                                                      10,350                 742,199
The Colonial BancGroup, Inc.                                                                      47,700               1,052,262
Cullen/Frost Bankers, Inc.                                                                        18,000                 857,700
First Community Bancorp, Inc., Class A                                                            15,400                 731,500
First Midwest Bancorp, Inc.                                                                       33,150               1,165,886
Mercantile Bank Corp.                                                                             19,055                 837,848
New York Community Bancorp. (a)                                                                        4                      77
Preferred Bank, Los Angeles                                                                        1,290                  51,213
Triad Guaranty, Inc.*                                                                              7,700                 388,003
Vineyard National Bancorp Co. (a)                                                                 13,200                 416,592
                                                                                                                  --------------
                                                                                                                      11,459,335
                                                                                                                  --------------

Health Care - 20.9%
Vnus Medical Technologies*                                                                        59,600                 716,988
PerkinElmer, Inc.                                                                                 71,900               1,358,910
Incyte Corp.*                                                                                     77,500                 554,125
InterMune, Inc.*                                                                                  34,200                 445,968
Medarex, Inc.*                                                                                    54,900                 457,317
Myriad Genetics, Inc.*                                                                            23,500                 367,775
Vertex Pharmaceuticals, Inc.*                                                                     27,900                 469,836
ZymoGenetics, Inc.*                                                                               30,500                 536,800
Human Genome Sciences, Inc.*                                                                      39,800                 460,884
Align Technology, Inc.*                                                                           91,800                 676,566
Animas Corp.*                                                                                     58,800               1,184,820
Applera Corp.-Celera Genomics Group*                                                              50,200                 550,694
Array BioPharma, Inc.*                                                                            82,900                 522,270
Charles River Laboratories*                                                                       17,836                 860,587
Community Health Systems, Inc.*                                                                   23,100                 872,949
Conceptus, Inc. (a)*                                                                              57,900                 327,135
Cooper Cos, Inc.                                                                                   9,550                 581,213
Covance, Inc.*                                                                                    56,600               2,539,642
Coventry Health Care, Inc.*                                                                        8,850                 626,138
Fisher Scientific International (a)                                                               42,900               2,784,210
Immunogen, Inc.*                                                                                  85,200                 493,308
IRIS International, Inc.*                                                                         23,900                 425,420
Lifepoint Hospitals, Inc. (a)*                                                                    19,200                 969,984
Matria Healthcare, Inc. (a)*                                                                      76,400               2,462,372
Medicines Co.*                                                                                    24,700                 577,733
Natus Medical, Inc.*                                                                              55,200                 621,000
Neurocrine Biosciences, Inc.*                                                                      9,100                 382,746
Protein Design Labs, Inc. (a)*                                                                    45,200                 913,492
PSS World Medical, Inc.*                                                                         120,900               1,505,205
Respironics, Inc.*                                                                                59,200               2,137,712
Sybron Dental Specialties, Inc.*                                                                  22,700                 853,974
Triad Hospitals*                                                                                  16,250                 887,900
VCA Antech, Inc.*                                                                                 56,500               1,370,125
                                                                                                                  --------------
                                                                                                                      30,495,798
                                                                                                                  --------------

Industrial - 10.8%
Huron Consulting Group Inc.*                                                                      57,700               1,358,835
FTI Consulting, Inc.*                                                                             50,400               1,053,360
Bucyrus International, Inc., Class A                                                              28,100               1,067,238
Interline Brands Inc.*                                                                            56,500               1,118,700
Jack Henry & Associates, Inc.                                                                     36,700                 671,977
Kennametal, Inc.                                                                                  25,770               1,181,555
Landstar System*                                                                                  19,600                 590,352
LECG Corp.*                                                                                       87,500               1,860,250
MSC Industrial Direct Co., Inc. (a)                                                               44,750               1,510,313
Navigant Consulting, Inc.*                                                                        37,100                 655,186
Pacer International, Inc.*                                                                        41,900                 913,001

Stericycle, Inc.*                                                                                 19,900               1,001,368
UTI Worldwide, Inc.                                                                               10,400                 724,048
Waste Connections (a)*                                                                            54,900               2,047,221
                                                                                                                  --------------
                                                                                                                      15,753,404
                                                                                                                  --------------

Technology - 18.0%
Jamdat Mobile, Inc. (a)*                                                                          18,400                 509,312
Akamai Technologies, Inc.*                                                                        99,700               1,309,061
Anteon International Corp.*                                                                       31,400               1,432,468
Cymer, Inc. (a)*                                                                                  38,900               1,025,015
Cypress Semiconductor Corp. (a)*                                                                 112,500               1,416,375
Eclipsys Corp.*                                                                                   31,500                 443,205
Exar Corp.*                                                                                       79,900               1,189,711
Filenet Corp.*                                                                                    27,700                 696,378
Infocrossing, Inc. (a)*                                                                           64,300                 801,821
Informatica Corp*                                                                                117,200                 983,308
InfoSpace, Inc.*                                                                                  37,500               1,234,875
Ingram Micro Inc., Class A*                                                                      102,050               1,598,103
Internet Security Systems*                                                                        58,900               1,195,081
Lam Research Corp. (a)*                                                                           25,051                 724,976
ManTech International Corp., Class A*                                                             34,500               1,070,880
Mcafee, Inc.*                                                                                     40,800               1,068,144
Online Resources Corp.*                                                                           96,900               1,095,939
Packeteer, Inc.*                                                                                  61,000                 860,100
Progress Software Corp.*                                                                          58,900               1,775,835
SafeNet, Inc.*                                                                                    22,600                 769,756
Secure Computing Corp.*                                                                           72,400                 787,712
SS&C Technologies, Inc.                                                                           43,200               1,368,576
Varian Semiconductor Equipment Associates, Inc.*                                                  29,100               1,076,700
Verisign, Inc. (a)*                                                                               48,450               1,393,422
WebEx Communications, Inc.*                                                                       16,400                 433,124
                                                                                                                  --------------
                                                                                                                      26,259,877
                                                                                                                  --------------

Utilities - 1.8%
AGL Resources, Inc.                                                                               49,680               1,920,132
Atmos Energy Corp.                                                                                25,300                 728,634
                                                                                                                  --------------
                                                                                                                       2,648,766
                                                                                                                  --------------
TOTAL EQUITIES (Cost $107,481,615)                                                                                   133,929,857
                                                                                                                  --------------

SHORT-TERM INVESTMENTS - 0.2%                          Rate             Maturity           Par Value
                                                 --------------------------------------------------------
U.S. Government - 0.2%
U.S. Treasury Bill+ (Cost $258,392)                   2.96%            9/15/2005              $  260,000                 258,354
                                                                                                                  --------------

INVESTMENT OF CASH COLLATERAL - 12.0%                                                        Shares
                                                                                          -------------
BlackRock Cash Strategies L.L.C.++ (Cost $17,482,858)                                          17,482,858             17,482,858
                                                                                                                  --------------
TOTAL UNAFFILIATED INVESTMENTS  (Cost $125,222,865)                                                                  151,671,069
                                                                                                                  --------------

AFFILIATED INVESTMENTS - 7.2%
Dreyfus Institutional Preferred Plus Money Market +++ (Cost$10,558,586)                                               10,558,586
                                                                                                                  --------------
TOTAL INVESTMENTS - 111.2% (Cost $135,781,451)                                                                       162,229,655
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.2%)                                                                      (16,400,679)
                                                                                                                  --------------
NET ASSETS-100%                                                                                                   $  145,828,976
                                                                                                                  ==============

Notes to Schedule of Investments:
REIT - Real Estate Investment Trust
(a) Security, or a portion of thereof, was on loan at 6/30/05.
* Non-income producing security
+ Denotes all or part of security segregated as collateral for futures transactions.
++ Money market fund exempt from registration under the Investment Company Act of 1940 offered only to eligible investors.
+++ Affiliated institutional money market fund.

At June 30 ,2005 the Fund held the following futures contracts:

Contract                                                       Position    Underlying Face    Unrealized Gain
                                                                           Amount at Value
----------------------------------------------------------------------------------------------------------------
Russell 2000 Index (22 Contracts)                                Long           $ 7,074,100         $   123,550
                                                                                                    ============

                    The Boston Company World Ex-US Value Fund

               Schedule of Investments - June 30, 2005 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
Security                                                                                           Shares               (Note 1A)
----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 95.8%
EQUITIES - 95.8%
Australia - 1.4%
Amcor Ltd.                                                                                              31,210         $  158,240
National Australia Bank Ltd.                                                                             7,920            184,837
                                                                                                                       ----------
                                                                                                                          343,077
                                                                                                                       ----------

Belgium - 0.9%
Fortis                                                                                                   7,640            211,065
                                                                                                                       ----------

Brazil - 1.3%
Petroleo Brasileiro S.A.*                                                                                3,320            173,072
Telecommunicacoes Brasileiras S.A.                                                                       4,080            124,440
                                                                                                                       ----------
                                                                                                                          297,512
                                                                                                                       ----------

Canada - 3.0%
Canadian Imperial Bank of Commerce                                                                       1,670            103,364
Magna International, Inc.                                                                                1,190             83,705
Quebecor World, Inc.                                                                                    12,780            250,486
Sobeys, Inc.                                                                                             5,140            170,928
Torstar Corp.                                                                                            4,770             96,608
                                                                                                                       ----------
                                                                                                                          705,091
                                                                                                                       ----------

China - 0.3%
China Telecom Corp Ltd.                                                                                225,000             80,389
                                                                                                                       ----------

Finland - 1.4%
M-real Oyj                                                                                              24,670            133,571
Nokia Oyj                                                                                                5,240             87,214
UPM-Kymmene Oyj                                                                                          5,980            114,655
                                                                                                                       ----------
                                                                                                                          335,440
                                                                                                                       ----------

France - 7.4%
Banque Nationale De Paris                                                                                3,250            222,227
Carrefour SA                                                                                             4,910            236,966
Credit Agricole SA                                                                                       7,910            199,884
France Telecom SA                                                                                       10,548            306,477
Sanofi-Synthelabo SA                                                                                     2,210            180,952
Schneider Electric SA                                                                                    1,550            116,516
Total SA                                                                                                 1,440            337,264
Valeo SA                                                                                                 3,877            173,546
                                                                                                                       ----------
                                                                                                                        1,773,832
                                                                                                                       ----------

Germany - 7.3%
Allianz AG                                                                                               1,300            148,826
Deutsche Bank AG  Registered Shares                                                                      2,679            208,908
Deutsche Lufthansa AG                                                                                   11,340            138,912
Deutsche Post AG                                                                                        10,590            247,302
Deutsche Postbank AG                                                                                     2,540            124,858
Deutsche Telekom AG                                                                                      8,580            158,584
E.ON AG                                                                                                  2,020            179,358
Heidelberger Druckmaschinen                                                                              3,040             88,883
Infineon Technologies AG*                                                                               14,480            134,455
KarstadtQuelle AG*                                                                                       3,955             52,661
Medion AG                                                                                                2,050             34,798
Volkswagen AG                                                                                            4,850            221,286
                                                                                                                       ----------
                                                                                                                        1,738,831
                                                                                                                       ----------

Hong Kong - 1.5%
Bank of East Asia Ltd.                                                                                  50,597            149,138
China Mobile Hong Kong Ltd.                                                                             25,500             94,300
Citic Pacific Ltd.                                                                                       7,000             20,425
Huadian Power International Co.                                                                        362,000            101,946
                                                                                                                       ----------
                                                                                                                          365,809
                                                                                                                       ----------

Hungary - 0.5%
Magyar Telekom                                                                                          29,940            127,544
                                                                                                                       ----------

India - 1.4%
Hindalco Industries Ltd. 144A/Reg S GDR                                                                  3,300             91,137
Mahanagar Telephone Nigam Ltd.- ADR                                                                     15,050             95,267
Reliance Industries Ltd. 144A - GDR                                                                      4,810            142,021
                                                                                                                       ----------
                                                                                                                          328,425
                                                                                                                       ----------

Indonesia - 0.4%
PT Gudang Garam Tbk                                                                                     72,680             94,204
                                                                                                                       ----------

Ireland - 1.4%
Bank of Ireland                                                                                         19,890            319,810
                                                                                                                       ----------

Italy - 3.5%
Banco Popolare di Verona e Novara                                                                        4,160             70,831
Benche Popolari Unite Scri                                                                                 950             18,827
Benetton Group SpA                                                                                      10,760             99,194
Eni SpA                                                                                                  9,300            238,795
Finmeccanica SpA*                                                                                      150,940            140,505
UniCredito Italiano SpA                                                                                 50,800            267,308
                                                                                                                       ----------
                                                                                                                          835,460
                                                                                                                       ----------

Japan - 21.6%
Aeon Co., Ltd.                                                                                          11,100            169,007
Alps Electric Co., Ltd.                                                                                  5,400             82,263
Canon, Inc.                                                                                              3,500            183,344
Credit Saison Co., Ltd.                                                                                  3,800            125,933
Dentsu, Inc.                                                                                                47            115,657
Fuji Heavy Industries Ltd.                                                                              34,800            144,395
Fuji Photo Film Co., Ltd.                                                                                4,700            152,918
Funao Electric Co., Ltd.                                                                                 1,300            132,907
JS Group Corp.                                                                                           5,600             94,813
Kao Corp.                                                                                                7,100            167,297
KDDI Corp.                                                                                                  41            189,187
Kuraray Co., Ltd.                                                                                       10,400             98,207
Lawsom, Inc.                                                                                             1,000             34,850
Mabuchi Motor Co., Ltd.                                                                                  2,900            166,821
Matsumotokiyoshi Co Ltd.                                                                                 2,800             76,278
Minebea Co., Ltd.                                                                                       29,800            119,826
Mitsubishi Tokyo Financial Group, Inc.                                                                      17            143,516
Murata Manufacturing Co., Ltd.                                                                           2,400            121,329
Nippon Express Co., Ltd.                                                                                58,700            253,841
NTT Corp.                                                                                                   31            132,880
Orix Corp.                                                                                                 900            134,587
Rinnai Corp.                                                                                             5,900            144,968
Rohm Co., Ltd.                                                                                           2,100            201,493
Sekisui House, Ltd.                                                                                     15,000            150,955
Shin-Etsu Chemical Co., Ltd.                                                                             5,200            196,537
Skylark Co., Ltd.                                                                                        8,500            129,210
Sohgo Security Services Co., Ltd.                                                                        4,500             59,377
Sumitomo Bakelite Co., Ltd.                                                                             15,600            100,538
Sumitomo Chemical Co., Ltd.                                                                             25,900            118,572
Sumitomo Mitsui Financial Group                                                                             43            289,728
Takeda Pharmaceutical Co., Ltd.                                                                          3,600            178,007
Takefuji Corp.                                                                                           3,090            208,629
TDK Corp.                                                                                                  900             61,077
The 77 Bank  Ltd.                                                                                       21,200            129,966
Toyoda Gosei Co., Ltd.                                                                                   7,100            113,945

Toyota Motor Corp.                                                                                       4,000            143,023
Yamaha Motor Co., Ltd.*                                                                                  4,300             78,276
                                                                                                                       ----------
                                                                                                                        5,144,157
                                                                                                                       ----------

Malaysia - 0.4%
Sime Darby Berhad                                                                                       68,900            104,876
                                                                                                                       ----------

Mexico - 2.1%
Cemex S.A. de C.V. - ADR                                                                                 3,395            144,016
Coca-Cola Femsa, S.A. de C.V. - ADR                                                                      7,420            198,188
Telefonos de Mexico SA de CV - ADR                                                                       8,560            161,698
                                                                                                                       ----------
                                                                                                                          503,902
                                                                                                                       ----------

Netherlands - 5.3%
ABN Amro Holding NV                                                                                      7,015            172,273
Aegon NV                                                                                                14,353            185,057
Heineken Nv                                                                                              6,240            192,264
Koninklijke Philips Electronics NV                                                                       9,560            240,428
Royal Dutch Petroleum Co.                                                                                3,650            237,582
VNU NV                                                                                                   1,880             52,282
Wolters Kluwer NV                                                                                        9,830            187,507
                                                                                                                       ----------
                                                                                                                        1,267,393
                                                                                                                       ----------

New Zealand - 0.2%
Carter Holt Harvey Ltd.                                                                                 24,370             38,542
                                                                                                                       ----------

Portugal - 0.7%
EDP-Energias de Portugal, S.A.                                                                          61,820            155,513
                                                                                                                       ----------

Singapore - 1.6%
DBS Group Holdings, Ltd.                                                                                29,710            251,373
United Overseas Bank Ltd.                                                                               16,750            140,915
                                                                                                                       ----------
                                                                                                                          392,288
                                                                                                                       ----------

South Africa - 1.4%
Nampak Ltd.                                                                                             39,200             88,001
Nedcor Ltd.                                                                                              9,980            111,806
Sappi, Ltd.                                                                                             13,030            143,933
                                                                                                                       ----------
                                                                                                                          343,740
                                                                                                                       ----------

South Korea - 3.4%
Hyundai Motor Co.                                                                                        2,220            122,682
Kookmin Bank - ADR                                                                                       2,570            117,141
Korea Electric Power Corp.                                                                               4,470            137,208
KT Corp. - ADR                                                                                           7,130            153,295
Samsung Electronics Co., Ltd.                                                                              311            147,421
SK Telecom Co., Ltd. - ADR                                                                               6,070            123,828
                                                                                                                       ----------
                                                                                                                          801,575
                                                                                                                       ----------

Spain - 2.2%
Banco Sabadell SA                                                                                        2,650             68,260
Endesa SA                                                                                               10,550            246,947
Repsol YPF SA                                                                                            8,500            216,387
                                                                                                                       ----------
                                                                                                                          531,594
                                                                                                                       ----------

Sweden - 0.8%
Svenska Cellulosa AB (SCA), Class B                                                                      6,130            195,929
                                                                                                                       ----------

Switzerland - 5.6%
CIBA Specialty Chemicals AG*                                                                             3,628            210,729
Clariant AG*                                                                                             4,880             64,602
Lonza Group AG Registered Shares                                                                         1,115             61,584
Nestle SA                                                                                                  990            253,085
Novartis AG                                                                                              6,120            290,772
Swiss Re                                                                                                 3,600            220,711
UBS AG Registered Shares                                                                                 3,130            243,663
                                                                                                                       ----------
                                                                                                                        1,345,146
                                                                                                                       ----------

Taiwan - 1.6%
Compal Electronics, Inc.                                                                               134,000            132,780
SinoPac Financial Holdings Co., Ltd.                                                                   216,000            108,155
United Microelectronics Corp.                                                                          208,000            150,386
                                                                                                                       ----------
                                                                                                                          391,321
                                                                                                                       ----------

United Kingdom - 16.9%
Anglo American PLC                                                                                       8,660            203,225
BAA PLC                                                                                                 10,690            118,521
BAE Systems PLC                                                                                         25,920            132,672
Barclays PLC                                                                                            22,292            221,165
Boc Group PLC                                                                                            6,360            113,980
Boots Group PLC                                                                                         18,129            197,285
BP PLC                                                                                                  25,190            261,914
BT Group PLC                                                                                            44,231            181,477
Bunzl Plc                                                                                                1,662             15,519
Centrica PLC                                                                                            48,340            200,365
Diageo PLC                                                                                              14,552            213,808
Filtrona PLC*                                                                                            1,969              8,570
GKN PLC                                                                                                 41,550            191,199
GlaxoSmithKline PLC                                                                                     14,810            357,290
HSBC Holdings plc                                                                                        9,460            150,757
Marks & Spencer Group PLC                                                                               17,400            112,028
Old Mutual PLC                                                                                          61,400            133,592
Rexam PLC                                                                                                8,060             69,336
Rio Tinto PLC                                                                                            5,859            178,365
Royal Bank of Scotland Group PLC                                                                         9,037            272,109
Sainsbury (J) PLC                                                                                       23,930            121,918
Unilever PLC                                                                                            22,790            219,015
Vodafone Group PLC                                                                                     146,160            355,115
                                                                                                                      -----------
                                                                                                                        4,029,225
                                                                                                                      -----------

United States - 0.3%
Alcan, Inc.                                                                                              2,510             75,298
                                                                                                                      -----------
TOTAL EQUITIES (Cost $22,935,024)                                                                                      22,876,988
                                                                                                                      -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost
$22,935,024)                                                                                                           22,876,988
                                                                                                                      -----------

AFFILIATED INVESTMENTS - 1.2%
Dreyfus Institutional Preferred Plus Money Market+ (Cost $289,140)                                                        289,140
                                                                                                                      -----------

TOTAL INVESTMENTS - 97.0% (Cost $23,224,164)                                                                           23,166,128
                                                                                                                      -----------
OTHER ASSETS, LESS LIABILITIES - 3.0%                                                                                     714,926
                                                                                                                      -----------
NET ASSETS - 100%                                                                                                     $23,881,054
                                                                                                                      ===========

Notes to Schedule of Investments:

ADR - American Depository Receipt
GDR - Global Depository Receipt
* Non-income producing security.
+ Affiliated institutional money market fund.

The Fund held the following forward foreign currency exchange contracts at June 30, 2005:

                                               Local
                                             Principal          Contract        Value at June      USD Amount          Unrealized
Contracts to Receive                          Amount           Value Date            30, 2005      to Deliver             Gain
----------------------------------------------------------------------------------------------------------------------------------
Japanese Yen                                  798,233           7/1/2005                7,224           7,198                 26
                                                                                                                       ===========
                                               Local
                                             Principal          Contract        Value at June      USD Amount          Unrealized
Contracts to Deliver                          Amount           Value Date            30, 2005      to Receive             Gain
----------------------------------------------------------------------------------------------------------------------------------
New Zealand Dollar                             24,715           7/1/2005               17,239          17,179                 60
                                                                                                                       ===========

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                                By:   /s/ STEVEN M. ANDERSON
                                      ------------------------------------------
                                      Steven M. Anderson
                                      Treasurer

                                Date: August 24, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                By:    /s/ STEVEN M. ANDERSON
                                       -----------------------------------------
                                       Steven M. Anderson
                                       Treasurer

                                Date:  August 24, 2005


                                By:    /s/ PATRICK J. SHEPPARD
                                       -----------------------------------------
                                       Patrick J. Sheppard
                                       President

                                Date:  August 24, 2005